Acquisitions & Divestiture - Summary of Acquisition and Divestiture-Related Charges (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Acquisitions & Divestitures [Line Items]
Acquisition and divestiture-related charges	$ 22	$ 41	$ 80
Acquisition and divestiture-related charges, after-tax	$ 18	$ 23	$ 66
Acquisition and divestiture-related charges, PerShare	$ (0.01)	$ (0.02)	$ (0.05)
PepsiCo Foods North America [Member]
Acquisitions & Divestitures [Line Items]
Acquisition and divestiture-related charges	$ 9	$ 0	$ 0
PepsiCo Beverages North America [Member]
Acquisitions & Divestitures [Line Items]
Acquisition and divestiture-related charges	8	16	51
Europe, Middle East & Africa (Segment) [Member]
Acquisitions & Divestitures [Line Items]
Acquisition and divestiture-related charges	0	(2)	14
Asia Pacific Foods (Segment) [Member]
Acquisitions & Divestitures [Line Items]
Acquisition and divestiture-related charges	5	2	3
Corporate Segment [Member]
Acquisitions & Divestitures [Line Items]
Acquisition and divestiture-related charges	0	25	6
Selling, general and administrative expenses
Acquisitions & Divestitures [Line Items]
Acquisition and divestiture-related charges	22	41	74
Other pension and retiree medical benefits expense
Acquisitions & Divestitures [Line Items]
Acquisition and divestiture-related charges	$ 0	$ 0	$ 6